Apr. 30, 2019
MFS® Total Return Bond Fund
MFS® Total Return Bond Fund
SUPPLEMENT TO THE PROSPECTUS The date of this supplement is April 30, 2019. MFS® Total Return Bond Fund
Effective immediately, the following is added after the second paragraph in the section entitled "Principal Investment Strategies" under the main heading "Summary of Key Information":

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis.